Acquisitions (Details) - USD ($)	6 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Acquisitions (Details) [Line Items]
Business Acquisition, Effective Date of Acquisition		Jan. 06, 2014
Business Combination, Contingent Consideration Arrangements, Description		The contingent consideration arrangement requires the Company to pay IntegenX a percentage of revenues, on a sliding scale up to 20%, should certain revenue targets be achieved in 2014, 2015 and 2016. We estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model based on key assumptions including annual revenues ranging from $4.0 million to $9.9 million and a discount rate of 14%.
Business Combination, Contingent Consideration, Percentage of Revenue		20.00%
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Valuation Technique		We estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model based on key assumptions including annual revenues ranging from $4.0 million to $9.9 million and a discount rate of 14%.
Fair Value Inputs, Discount Rate	14.00%	14.00%
Business Combination, Acquisition Related Costs				$ 140,000
General and Administrative Expense [Member]
Acquisitions (Details) [Line Items]
Business Combination, Acquisition Related Costs		$ 95,000	$ 45,000
Fair Value, Inputs, Level 3 [Member]
Acquisitions (Details) [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		4,000,000		4,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 9,900,000		$ 9,900,000
Fair Value Inputs, Discount Rate		14.00%